UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:    September 30, 2007
Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MBF Capital Management, Inc.
Address:  100 Shoreline Highway, Suite A190
          Mill Valley, CA 94941

Form 13F File Number:    028-11277

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Mark B. Friedman
Title:    President
Phone:    415-289-3939

Signature, Place and Date of Signing:

Mark B. Friedman    Mill Valley, CA          October 16, 2007

Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      53

Form 13F Information Table Value Total:      $22,161 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                 Title of      CUSIP       Value   Shares    Inv   Othe  Voting
Name of Issuer   Class                     (x1000)           Disc  r     Auth
                                                                   Mgr
                                                                         Sole
Abercrombie &    CL A           002896207  323      4,000    SOLE        4,000
Fitch Co.
AMARIN CORP PLC  SPONSORED      023111107  98       245,903  SOLE        245,903
                 ADR
AMERICAN EAGLE   COMMON         02553E106  421      16,000   SOLE        16,000
OUTFITTERS NE
ANADARKO         COMMON         032511107  484      9,000    SOLE        9,000
PETROLEUM CORP
Aspect Medical   COMMON         045235108  652      48,024   SOLE        48,024
Systems Inc.
Avigen Inc.      COMMON         053690103  53       9,812    SOLE        9,812
BALLY            COMMON         05874B107  482      13,600   SOLE        13,600
TECHNOLOGIES
Blockbuster Inc. CL A           093679108  1,609    299,625  SOLE        299,625
BUCKLE INC       COMMON         118440106  455      12,000   SOLE        12,000
Churchill Downs  COMMON         171484108  808      16,175   SOLE        16,175
Inc.
CISCO SYSTEMS    COMMON         17275R102  563      17,000   SOLE        17,000
INC.
CIRRUS LOGIC INC COMMON         172755100  796      124,400  SOLE        124,400
CORNING INC      COMMON         219350105  345      14,000   SOLE        14,000
CuraGen Corp.    COMMON         23126R101  34       24,339   SOLE        24,339
CUTERA INC       COMMON         232109108  183      7,000    SOLE        7,000
Cytokinetics     COMMON         23282W100  114      22,195   SOLE        22,195
Inc.
DECKERS OUTDOOR  COMMON         243537107  165      1,500    SOLE        1,500
Discovery        CL A COMMON    25468Y107  180      6,240    SOLE        6,240
Holding Co.
Dow Chemical Co. COMMON         260543103  603      14,000   SOLE        14,000
EP Medsystems    COMMON         26881P103  63       34,286   SOLE        34,286
Inc.
Exelixis Inc.    COMMON         30161Q104  127      12,000   SOLE        12,000
HEALTHTRONICS    COMMON         42222L107  223      43,700   SOLE        43,700
INC
Infocus Corp     COMMON         45665B106  46       27,174   SOLE        27,174
INNOVO GROUP     COM PAR        457954600  1,663    880,099  SOLE        880,099
                 $0.01
INTEL CORP       COMMON         458140100  220      8,500    SOLE        8,500
JAMBA INC.       COMMON         47023A101  349      49,700   SOLE        49,700
Kohls Corp.      COMMON         500255105  115      2,000    SOLE        2,000
Liberty Global   COM SER A      530555101  139      3,400    SOLE        3,400
Inc.
Liberty Global   COM SER C      530555309  133      3,448    SOLE        3,448
Inc.
Liberty Media    INT COM SER    53071m104  300      15,600   SOLE        15,600
Holding Corp     A
Liberty Media    CAP COM SER    53071m302  389      3,120    SOLE        3,120
Holding Corp     A
LIONS GATE       COMMON         535919203  237      23,000   SOLE        23,000
ENTERTANIMENT
CORP.
MI Developments  CL A SUB VTG   55304X104  408      12,300   SOLE        12,300
Inc
STEVEN MADDEN    COMMON         556269108  284      15,000   SOLE        15,000
LTD
Magna Ent Corp.  CL A           559211107  446      196,319  SOLE        196,319
Multimedia Games COMMON         625453105  1,382    162,219  SOLE        162,219
Inc
North Am.        COMMON         65715D100  12       20,611   SOLE        20,611
Scientific Inc.
PALOMAR MEDICAL  COM NEW        697529303  165      5,800    SOLE        5,800
TECHNOLOGIES INC
SEQUENOM         COMMON         817337405  156      21,733   SOLE        21,733
SHUFFLE MASTER   COMMON         825549108  309      20,700   SOLE        20,700
INC.
Skechers USA     CL A           830566105  1,127    51,000   SOLE        51,000
Inc.
SKYWORKS         COMMON         83088M102  579      64,000   SOLE        64,000
SOLUTIONS INC
Sothebys         CL A           835898107  937      19,600   SOLE        19,600
Holdings Inc.
SPECTRANETICS    COMMON         84760C107  499      37,000   SOLE        37,000
CORP
SOTCKERYALE INC  COM NEW        86126T203  93       68,690   SOLE        68,690
Synplicity Inc.  COMMON         87160Y108  455      72,942   SOLE        72,942
TORREYPINES      COMMON         89235K105  99       16,337   SOLE        16,337
THERAPEUTICS INC
TRUE RELIGION    COMMON         89784N104  966      54,900   SOLE        54,900
APPAREL INC.
Trump            COMMON         89816T103  122      18,900   SOLE        18,900
Entertainment
Resorts Inc.
USANA HEALTH     COMMON         90328M107  875      20,000   SOLE        20,000
SCIENCES INC
Westlake         COMMON         960413102  431      17,000   SOLE        17,000
Chemical Corp
XM SATELLITE     CL A           983759101  375      26,480   SOLE        26,480
RADIO HOLDINGS
INC
YouBet Com Inc.  COMMON         987413101  69       36,400   SOLE        36,400


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